Related party transactions (Tables)	12 Months Ended
Dec. 31, 2013
Related party transactions
Schedule of major related parties and their relationships with the Group

Company name	Relationship with the Group
Beijing Jiuzhou Tianyuan Investment Management Co., Ltd. ("Jiuzhou Tianyuan")	Equity owner of PW Network
Beijing Ever Joy Pictures Co., Ltd.	Under the control of Mr. Michael Yufeng Chi
PW Pictures	Under the control of Mr. Michael Yufeng Chi
SB Asia Investment Fund II L.P. ("SAIF")	One of the Company's Independent Directors is the Partner of SAIF
Zhizhu Network	An investee of the Company
Youtang	An investee of the Company

Schedule of significant related party transactions

	For the years ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Marketing services provided by Zhizhu Network	2,242,500	925,000	3,388,750
Proceeds on disposal of PW Pictures to Beijing Ever Joy Pictures Co., Ltd.*	360,000,000	—	—
Loan to Unknown Worlds**	7,561,080	—	—
Office rental income from PW Pictures	138,074	680,970	6,261,059
License fees paid to Youtang	—	—	3,000,000

Schedule of outstanding amount due from/to related parties

	December 31, 2012	December 31, 2013
	RMB	RMB
Prepayment to Zhizhu Network for marketing service	—	656,136
Loan to Unknown Worlds**	7,542,600	—
Prepayment to Youtang	—	2,666,667
Others	—	70,286

Total	7,542,600	3,393,089

Due to Zhizhu Network for marketing service	—	41,750
Due to PW Pictures for office rental deposit	150,000	50,000

Total	150,000	91,750

*
For details of this transaction, please see Note 12-(1).

**
Unknown Worlds ceased to be a related party of the Group as it became the Group's majority-owned subsidiary starting February 2013. See Note 11-(5) for details.